Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) as of December 31, 2015, 2014 and 2013, is as follows:

(millions)	Total	Translation Adjustments	Postretirement Plans
Balance at December 31, 2012	$(4,133.6)	$(634.3)	$(3,499.3)
Other comprehensive income before reclassifications	985.1	(42.5)	1,027.6
Amounts reclassified from accumulated other comprehensive income	(184.9)	–	(184.9)

Current period other comprehensive income	800.2	(42.5)	842.7

Balance at December 31, 2013	(3,333.4)	(676.8)	(2,656.6)
Other comprehensive income before reclassifications	(638.8)	(61.0)	(577.8)
Amounts reclassified from accumulated other comprehensive income	(141.2)	–	(141.2)

Current period other comprehensive income	(780.0)	(61.0)	(719.0)

Balance at December 31, 2014	(4,113.4)	(737.8)	(3,375.6)
Other comprehensive income before reclassifications	346.2	(96.0)	442.2
Amounts reclassified from accumulated other comprehensive income	(178.1)	–	(178.1)

Current period other comprehensive income	168.1	(96.0)	264.1

Balance at December 31, 2015	$(3,945.3)	$(833.8)	$(3,111.5)

Amounts Related to Postretirement Plans Not Reclassified in Entirety out of Accumulated Other Comprehensive Income

Amounts related to postretirement plans not reclassified in their entirety out of accumulated other comprehensive income were as follows:

Year ended December 31 (millions)	2015	2014
Amortization of prior service cost*	$(3.1)	$(.7)
Amortization of actuarial losses*	189.7	148.3
Curtailment gain*	–	(.6)
Total before tax	186.6	147.0
Income tax benefit	(8.5)	(5.8)
Net of tax	$178.1	$141.2

* These items are included in net periodic postretirement cost (see note 16).

Changes in Preferred Stock, Common Stock and Treasury Stock

The following table summarizes the changes in preferred stock, common stock and treasury stock during the three years ended December 31, 2015:

(millions)	Preferred Stock	Common Stock	Treasury Stock
Balance at December 31, 2012	2.6	44.3	.4
Common stock repurchases	–	–	.6
Stock-based compensation	–	.8	.1

Balance at December 31, 2013	2.6	45.1	1.1
Common stock repurchases	–	–	1.6
Stock-based compensation	–	.4	–
Preferred stock conversion	(2.6)	6.9	–

Balance at December 31, 2014	–	52.4	2.7
Stock-based compensation	–	.2	–

Balance at December 31, 2015	–	52.6	2.7